FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Interest Expense [Abstract]
Schedule Of Financial Expenses, Net
	Year ended December 31,
	2019	2018	2017

Interest on long-term banks	19	152	54
Bank charges and short-term credit	287	232	118
Foreign exchange loss, net	105	24	75
Other financing expenses, net	29	67	51

	440	475	298